Financial Instruments and Risk Management - Foreign currency risk (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 GBP (£)	Oct. 31, 2022 EUR (€)	Oct. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of fixed interest rate borrowings	58.00%	84.00%	58.00%	58.00%	58.00%
Accounts receivable	$ 7,916	$ 6,494
Accounts payable and accrued liabilities	26,887	18,532
Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	4,391	4,032	£ 1,153	€ 397	$ 2,841
Accounts receivable	1,754	889	292	536	926
Accounts payable and accrued liabilities	(11,542)	(4,406)	(163)	(1,805)	(9,574)
Net monetary assets	$ (5,397)	515	£ 1,282	€ (872)	$ (5,807)
United States dollars | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 34	21
Decrease in impact of carrying value of net monetary assets	$ 34	21
Euro | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 38	29
Decrease in impact of carrying value of net monetary assets	$ 38	29
GBP | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 42	37
Decrease in impact of carrying value of net monetary assets	$ 42	$ 37